Private Placement Notes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Instruments [Abstract]
Summary of Scheduled Annual Maturities of Principal Portion of Long-Term Debt Outstanding
Scheduled annual maturities of the principal portion of long-term debt outstanding at September 30, 2021 in the successive five-year period and thereafter are summarized below:

Private placement notes
(dollars in thousands)
2021	$—
2022	—
2023	—
2024	130,000
2025	—
Thereafter	—

Total debt	130,000
Less: unamortized debt issuance costs	(10,522)

Net debt	$119,478

Scheduled annual maturities of the principal portion of long-term debt outstanding at December 31, 2020 in the successive five-year period and thereafter are summarized below:

Year Ended December 31,	Other Long-term Liabilities
(dollars in thousands)
2021	$—
2022	—
2023	—
2024	130,000
2025
Thereafter	—
Total Debt	130,000
Less: Unamortized debt issuance costs	(12,835)

Net Debt	$117,165